Summary of Share Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	85,815,086	81,384,833	80,477,703	84,974,660
Aggregate intrinsic value as of December 31, 2012	$ 8,336
Number exercisable	31,006,282
Weighted average remaining contractual term	7 years 1 month 21 days
Aggregate intrinsic value as of December 31, 2012	5,367
Stock Options1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 15, 2006
Number outstanding	5,606,670
Weighted average remaining contractual term	3 years
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,189
Number exercisable	5,606,670
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,189
Stock Options 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Apr. 01, 2007
Number outstanding	6,081,270
Weighted average remaining contractual term	3 years 3 months 29 days
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,289
Number exercisable	6,081,270
Weighted average remaining contractual term	3 years 3 months 29 days
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,289
Stock Options 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Apr. 01, 2008
Number outstanding	7,194,000
Weighted average remaining contractual term	4 years 3 months 29 days
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,525
Number exercisable	7,194,000
Weighted average remaining contractual term	4 years 3 months 29 days
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	1,525
Stock Options 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 20, 2008
Number outstanding	3,171,250
Weighted average remaining contractual term	5 years
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	672
Number exercisable	3,171,250
Weighted average remaining contractual term	5 years
Exercise price per option	$ 0.30
Aggregate intrinsic value as of December 31, 2012	672
Stock Options 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Sep. 01, 2009
Number outstanding	457,500
Weighted average remaining contractual term	5 years 9 months
Exercise price per option	$ 0.46
Aggregate intrinsic value as of December 31, 2012	26
Weighted average remaining contractual term	5 years 9 months
Exercise price per option	$ 0.46
Stock Options 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Sep. 01, 2009
Number outstanding	80,000
Weighted average remaining contractual term	5 years 9 months
Exercise price per option	$ 0.52
Weighted average remaining contractual term	5 years 9 months
Exercise price per option	$ 0.52
Stock Options 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 23, 2009
Number outstanding	1,005,338
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.50
Aggregate intrinsic value as of December 31, 2012	12
Number exercisable	1,005,338
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.50
Aggregate intrinsic value as of December 31, 2012	12
Stock Options 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 23, 2009
Number outstanding	17,052,281
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.46
Aggregate intrinsic value as of December 31, 2012	955
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.46
Stock Options 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 23, 2009
Number outstanding	2,465,612
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.52
Weighted average remaining contractual term	6 years
Exercise price per option	$ 0.52
Stock Options 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Aug. 01, 2010
Number outstanding	370,000
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.65
Number exercisable	201,750
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.65
Stock Options 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Aug. 01, 2010
Number outstanding	11,618,718
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.46
Aggregate intrinsic value as of December 31, 2012	654
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.46
Stock Options 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Aug. 01, 2010
Number outstanding	975,000
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.52
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.52
Stock Options 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Sep. 15, 2010
Number outstanding	4,932,835
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.52
Weighted average remaining contractual term	6 years 9 months
Exercise price per option	$ 0.52
Stock Options 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Nov. 19, 2010
Number outstanding	400,000
Weighted average remaining contractual term	6 years 10 months 17 days
Exercise price per option	$ 1.24
Number exercisable	300,000
Weighted average remaining contractual term	6 years 10 months 17 days
Exercise price per option	$ 1.24
Stock Options 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Apr. 29, 2011
Number outstanding	50,000
Weighted average remaining contractual term	7 years 3 months 29 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	4
Number exercisable	33,333
Weighted average remaining contractual term	7 years 3 months 29 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	3
Stock Options 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Jun. 27, 2011
Number outstanding	7,997,262
Weighted average remaining contractual term	7 years 5 months 27 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	685
Number exercisable	4,967,880
Weighted average remaining contractual term	7 years 5 months 27 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	425
Stock Options 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Nov. 11, 2011
Number outstanding	400,000
Weighted average remaining contractual term	7 years 10 months 2 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	34
Number exercisable	208,333
Weighted average remaining contractual term	7 years 10 months 2 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	18
Stock Options 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Nov. 22, 2011
Number outstanding	70,000
Weighted average remaining contractual term	7 years 10 months 21 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	6
Number exercisable	36,458
Weighted average remaining contractual term	7 years 10 months 21 days
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	3
Stock Options 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Dec. 13, 2012
Number outstanding	7,530,000
Weighted average remaining contractual term	8 years 11 months 12 days
Exercise price per option	$ 0.41
Aggregate intrinsic value as of December 31, 2012	791
Number exercisable	2,182,500
Weighted average remaining contractual term	8 years 11 months 12 days
Exercise price per option	$ 0.41
Aggregate intrinsic value as of December 31, 2012	229
Stock Options 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Jan. 01, 2013
Number outstanding	40,000
Weighted average remaining contractual term	9 years
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	3
Number exercisable	17,500
Weighted average remaining contractual term	9 years
Exercise price per option	$ 0.43
Aggregate intrinsic value as of December 31, 2012	1
Stock Options 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	May 10, 2013
Number outstanding	5,024,350
Weighted average remaining contractual term	9 years 4 months 10 days
Exercise price per option	$ 0.42
Aggregate intrinsic value as of December 31, 2012	447
Weighted average remaining contractual term	9 years 4 months 10 days
Exercise price per option	$ 0.42
Stock Options 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Jul. 01, 2013
Number outstanding	100,000
Weighted average remaining contractual term	9 years 6 months
Exercise price per option	$ 0.46
Aggregate intrinsic value as of December 31, 2012	6
Weighted average remaining contractual term	9 years 6 months
Exercise price per option	$ 0.46
Stock Options 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding Grant Date	Oct. 11, 2013
Number outstanding	3,130,000
Weighted average remaining contractual term	9 years 9 months 11 days
Exercise price per option	$ 0.50
Aggregate intrinsic value as of December 31, 2012	$ 38
Weighted average remaining contractual term	9 years 9 months 11 days
Exercise price per option	$ 0.50